Equity-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity-Based Compensation
Equity-Based Compensation

Note 17. Equity-Based Compensation

During the three months ended March 31, 2023, the Company granted 1.1 million restricted stock units (“RSUs”) under the Westrock Coffee Company 2022 Equity Incentive Plan (the “2022 Equity Plan”). The RSUs had a grant date fair value of $13.0 million, which was calculated using the closing price of the Company’s Common Shares on the applicable date of grant. The RSUs are amortized on a straight-line basis to expense over the vesting period, which is generally three years. As of March 31, 2023, there were 2.4 million shares available for future issuance under the 2022 Equity Plan.

The following table sets forth the RSU activity under the 2022 Equity Plan for the three months ended March 31, 2023.

		Average Fair
	Units	Market Value
Outstanding at December 31, 2022	1,127,000	$11.49
Granted	1,093,471	11.93
Forfeited	(10,772)	11.57
Vested	—	—
Outstanding at March 31, 2023	2,209,699	$11.71

Note 16. Equity-Based Compensation

The Company has implemented equity compensation programs, which are designed to attract and retain key employees while also aligning employees’ interests with the interests of our shareholders.

Compensation expense for all equity-based compensation awards is based on the grant date fair value estimate. As equity-based compensation expense recognized is based on awards ultimately expected to vest, such expense is reduced for forfeitures estimated at the date of grant based on our historical experience and future expectations. Income tax benefits related to the tax deductions for share-based awards are recognized only upon settlement of the related share-based awards.

Stock Options

In August 2022, in connection with the Transaction, unit option awards issued under the Company’s 2020 Unit Option Incentive Plan, as amended (the “2020 Plan”), were equitably converted in accordance with the terms of the 2020 Plan and the Transaction Agreement. Each outstanding option to purchase units of Westrock Coffee Holdings, LLC, whether vested or unvested, was converted into an option to purchase Common Shares based on an exchange ratio (the “Exchange Ratio”) defined in the Transaction Agreement. The per unit exercise price of unit options was converted to a per share exercise price based on the Exchange Ratio, and with respect to performance-based options, such options converted into performance-based options to purchase Common Shares that vest once the simple average of the daily volume weighted average price per share of Common Shares for 10 trading days in any consecutive 30-day period is $18.50 per share. These changes were deemed to be Type I modifications under ASC 718, Compensation – Stock Compensation; however, these modifications did not result in any additional compensation expense to be recognized by the Company. As of August 26, 2022, the effective date of the Company’s 2022 Equity Incentive Plan (the “2022 Plan”), no additional awards will be granted under the 2020 Plan.

The fair value of the Westrock common units underlying the options granted under the 2020 Option Plan had been determined by the Westrock board of directors, with input from management and corroboration from contemporaneous, independent third-party valuations. Given the absence of a public trading market for the Westrock common units when the options were granted under the 2020 Option Plan, and in accordance with the American Institute of Certified Public Accountants Accounting and Valuation Guide: Valuation of Privately Held Company Equity Securities Issued as Compensation (the “AICPA Practice Guide”), the Westrock board exercised reasonable judgement and considered a number of objective and subjective factors to determine the best estimate of the fair value of the Westrock common units at each grant date, including obtaining independent third-party valuations.

Independent third-party valuations that we utilized to estimate the fair value of the Westrock common units underlying the unit options under the 2020 Option Plan included a combination of an income approach, based on the present value of estimated future cash flows, and a market approach based on market data of comparable businesses and acquisition multiples paid in recent transactions. The discounted cash flow model reflected our assumptions regarding revenue growth rates, cost structure, economic and market trends, and other expectations around the anticipated operating results of our business. We discounted the estimated cash flows for the entity using rates that represented a market participant’s weighted average cost of capital commensurate with the underlying business operations. The market approach developed an indication of fair value by calculating average market pricing multiples of revenues and EBITDA for selected peer publicly traded companies, as well as multiples for relevant transactions that have taken place. We evaluated the weighting applied to each valuation methodology in the determination of the concluded fair value.

During the year ended December 31, 2022 we granted 0.3 million options to employees. One-half of the options granted vest over four years of continuous service by the employee, and one-half of the options vest once the simple average of the daily volume weighted average price per share of Common Shares for 10 trading days in any consecutive 30-day period is $18.50 per share (“Performance Options”), provided that the recipient is either still working for the Company at the date of such realization event or that the performance goals are achieved within one year following a qualified termination of the recipient’s employment. All option grants have an exercise price of $9.54 and generally have a ten-year term prior to expiration. The fair value of the option grants is amortized to expense over the vesting period, which is generally four years.

The Company recognizes expense related to the options using graded vesting attribution and recognized approximately $0.6 million, $0.5 million and $0.4 million of expense for the years ended December 31, 2022, 2021 and 2020, respectively, which is included in selling, general and administrative expense on our Consolidated Statements of Operations. The total compensation cost of unvested options, not yet recognized, is approximately $0.3 million, which is to be recognized over the next four years.

		Weighted-Average
	Options	Fair Value	Average Life
Options outstanding at December 31, 2021	3,200,071	$0.49	8.7 years
Options granted	274,868	$3.24
Options forfeited	(218,246)	$0.52
Options exercised	(39,344)	$0.53
Outstanding at December 31, 2022	3,217,349	$0.72	7.8 years

Exercisable at December 31, 2022	605,246	$0.53	7.6 years

The aggregate intrinsic value of outstanding options was $12.3 million at December 31, 2022.

Restricted Stock

On February 28, 2020, the Company granted restricted Common Units to three key executives. In August 2022, in connection with the Transaction, each restricted Common Unit was converted into 0.1049203474320 restricted Common Shares (“RCSs”). Such RCSs carry the same rights and limitations as the Common Shares under the organizational documents of the Company, except that the RCSs are subject to vesting and forfeiture. The RCSs vest in three installments on each anniversary of the grant date. RCS expense is based on the fair value of the common units on the date of grant and is amortized over the vesting period, which is generally three years. The value of the RCSs was calculated using a combination of historic equity and implied asset volatility of 40%, a risk-free rate of 1.14%, and a marketability discount of 30%.

The Company recognized approximately $0.3 million, $0.8 million and $1.2 million in expense for the RCSs in the years ended December 31, 2022, 2021 and 2020, respectively, which is included in selling, general and administrative expense on our Consolidated Statements of Operations. Total compensation expense of unvested RCSs not yet recognized is less than $0.1 million and will be recognized by February 28, 2023.

During the year ended December 31, 2022, 475,032 RCSs vested, resulting in the issuance of approximately 330,000 Common Shares. As of December 31, 2022, 475,032 RCSs remained outstanding.

Restricted Stock Unit Awards

During 2022, the Company granted 1.1 million restricted stock units (“RSUs”) in accordance with the terms of the 2022 Plan. The RSUs had a grant date fair value of $13.1 million, which was calculated using the closing price of the Company’s Common Shares on the applicable date of grant. The RSUs are amortized on a straight-line basis to expense over the vesting period, which is generally three years. The Company recognized approximately $1.7 million in expense for the RSUs in the year ended December 31, 2022, which is included in selling, general and administrative expense on our Consolidated Statements of Operations. As of December 31, 2022, there were 3.4 million shares available for future issuance under the 2022 Plan.

		Average Fair
	RSUs	Market Value
Outstanding at December 31, 2021	—	$—
Granted	1,145,000	$11.49
Forfeited	(18,000)	$11.51
Vested	—	$—
Outstanding at December 31, 2022	1,127,000	$11.49

The aggregate intrinsic value of outstanding RSUs was approximately $15.1 million on December 31, 2022.